Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable, Net
4	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	165,254	197,880	27,110
Allowance for credit losses	(38,396)	(45,867)	(6,284)

	126,858	152,013	20,826

The movements in the allowances for doubtful accounts and credit losses were as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Balance at the beginning of the year	39,166	42,914	38,396	5,260
Provisions/(Reversals)	3,748	(4,518)	7,471	1,024

Balance at the end of the year	42,914	38,396	45,867	6,284

For the year ended December 31, 2023 and 2024, the Group recorded a specific provision for credit losses of RMB2,632 and nil separately for two customers assessed individually with different economic characteristics than the general pool of accounts receivable.